Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of assets measured at fair value on a recurring basis

The following is a reconciliation of the beginning and ending balances of the fair value of financial instruments calculated on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	Equipment Notes Receivable	Equipment Loan Receivable	Collateralized Loan Receivable	Equipment Notes Payable	Loan Payable
Beginning balance, January 1, 2013	$—	$—	$—	$—	$—

Issuance of additional notes	2,950,000	6,530,766	322,000	8,541,339	6,800,000

Total gains (losses) included in earnings:
Interest income	4,142	19,682	2,519	—	—
Interest expense	—	—	—	—	25,755

Repayment of notes and accrued interest	(261,242)	—	—	—	—
Unrealized appreciation (depreciation)	55,072	—	8,968	—	—

Estimated fair value, December 31, 2013	$2,747,972	$6,550,448	$333,487	$8,541,339	$6,825,755

SQN AIF IV, GP LLC [Member]
Schedule of assets measured at fair value on a recurring basis

The following is a reconciliation of the beginning and ending balances of the fair value of financial instruments calculated on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	Equipment Notes Receivable	Equipment Loan Receivable	Collateralized Loan Receivable	Equipment Notes Payable	Loan Payable
Beginning balance, January 1, 2013	$—	$—	$—	$—	$—

Issuance of additional notes	2,950,000	6,530,766	322,000	8,541,339	6,800,000

Total gains (losses) included in earnings:
Interest income	4,142	19,682	2,519	—	—
Interest expense	—	—	—	—	25,755
Unrealized gains (losses)	55,072	—	8,968	—	—

Repayment of notes and accrued interest	(261,242)	—	—	—	—
Unrealized appreciation (depreciation)	55,072	—	8,968	—	—

Estimated fair value, December 31, 2013	$2,747,972	$6,550,448	$333,487	$8,541,339	$6,825,755